Note 13 - Convertible Notes Payable (Details) - Convertible Notes Payable (USD $)	Jan. 31, 2013	Sep. 30, 2012
Note 13 - Convertible Notes Payable (Details) - Convertible Notes Payable [Line Items]
Convertible notes payable		$ 6,800,000
Ten Percent [Member]
Note 13 - Convertible Notes Payable (Details) - Convertible Notes Payable [Line Items]
Convertible notes payable		1,800,000
Six Percent [Member]
Note 13 - Convertible Notes Payable (Details) - Convertible Notes Payable [Line Items]
Convertible notes payable	$ 5,000,000	$ 5,000,000